Basis of Preparation of Unaudited Condensed Consolidated Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Preparation of Unaudited Condensed Consolidated Financial Statements [Abstract]
Schedule of New, Amended and Revised Standards and Interpretations	The IFRS Accounting Standards issued by International Accounting Standards Board (IASB), but not yet endorsed and issued into effect by the FSC.
New or Amended Standard Forthcoming requirements	Title of the Standard	Effective for Annual Periods Beginning on or After
Classification and measurement of Financial Statements	Amendments to IFRS 7 and IFRS 9	January 1, 2026
Annual Improvements to IFRS	Annual Improvements to IFRS Accounting Standards Volume 11	January 1, 2026
Presentation and Disclosures of Financial Statements	IFRS 18	January 1, 2027
Subsidiaries without Public Accountability: Disclosures	IFRS 19	January 1, 2027